SUBSEQUENT EVENTS - Partial spin-off (Details)				12 Months Ended
	Mar. 28, 2022	Mar. 25, 2022	Feb. 04, 2022	Dec. 31, 2021
Banco de Bogota S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting rights held				68.74%
Banco de Bogota S.A. | Partial Spin Off Of Subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Percentage of spin off		68.70%
BAC Holding International Corp
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting rights held				100.00%
BAC Holding International Corp | Partial Spin Off Of Subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Percentage of spin off	51.60%
BAC Holding International Corp | Banco de Bogota S.A. | Partial Spin Off Of Subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Percentage of spin off		75.00%	75.00%